UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  Managing Member, Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho            February 11, 2010
--------------------------     --------------------          ------------------
       [Signature]             [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $1,143,482
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        NONE


                                                     FORM 13F INFORMATION TABLE




COLUMN 1                 COLUMN  2          COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                         TITLE                          VALUE       SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS           CUSIP       (X$1000)    PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------           --------           -----       --------    -------    --- ----  ----------  --------  ----     ------  ----
ANGLOGOLD ASHANTI LTD    SPONSORED ADR      035128206     6,866        170,882 SH        SOLE        NONE          170,882
AURIZON MINES LTD        COM                05155P106    12,477      2,774,700 SH        SOLE        NONE        2,774,700
EXETER RES CORP          COM                301835104    17,133      2,432,200 SH        SOLE        NONE        2,432,200
GAMMON GOLD INC          COM                36467T106    26,028      2,364,002 SH        SOLE        NONE        2,364,002
GOLD FIELDS LTD NEW      SPONSORED ADR      38059T106       678         51,721 SH        SOLE        NONE           51,721
GOLDCORP INC NEW         COM                380956409     3,108         79,000 SH        SOLE        NONE           79,000
ISHARES SILVER TRUST     ISHARES            46428Q109   223,277     13,500,000     PUT   SOLE        NONE       13,500,000
JAGUAR MNG INC           COM                47009M103    47,423      4,223,900 SH        SOLE        NONE        4,223,900
KIMBER RES INC           COM                49435N101     3,231      2,536,200 SH        SOLE        NONE        2,536,200
KOBEX MINERALS INC       COM                49989c105       515        552,620 SH        SOLE        NONE          552,620
MARKET VECTORS ETF TR    GOLD MINER ETF     57060U100    45,539        985,470 SH        SOLE        NONE          985,470
MARKET VECTORS ETF TR    JR GOLD MINERS E   57060U589     2,574        100,000 SH        SOLE        NONE          100,000
MIDWAY GOLD CORP         COM                598153104       570        739,700 SH        SOLE        NONE          739,700
MINEFINDERS LTD          COM                602900102    21,182      2,046,069 SH        SOLE        NONE        2,046,069
NEW GOLD INC CDA         COM                644535106    13,165      3,616,739 SH        SOLE        NONE        3,616,739
NOVAGOLD RES INC         COM NEW            66987E206    29,659      4,838,264 SH        SOLE        NONE        4,838,264
NOVAGOLD RES INC         NOTE  5.500% 5/0   66987EAA5    18,417     20,000,000 PRN       SOLE        NONE       20,000,000
POWERSHARES QQQ TRUST    UNIT SER 1         73935A104   388,875      8,500,000     PUT   SOLE        NONE        8,500,000
RANDGOLD RES LTD         ADR                752344309     4,332         54,736 SH        SOLE        NONE           54,736
ROYAL GOLD INC           COM                780287958    11,773        250,000     PUT   SOLE        NONE          250,000
RUBICON MINERALS CORP    COM                780911103    10,398      2,187,500 SH        SOLE        NONE        2,187,500
SILVER STD RES INC       COM                82823L106     1,542         70,504 SH        SOLE        NONE           70,504
SPDR GOLD TRUST          GOLD SHS           78463V107    33,105        308,500 SH        SOLE        NONE          308,500
SPDR GOLD TRUST          GOLD SHS           78463V107   221,048      2,059,900     PUT   SOLE        NONE        2,059,900
STILLWATER MNG CO        COM                86074Q102       570         60,144 SH        SOLE        NONE           60,144






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